Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of accounts receivable
Our accounts receivable consist of the following at the dates indicated:

	March 31, 2019			March 31, 2018
Segment	Gross Receivable	Allowance for Doubtful Accounts	Net	Gross Receivable	Allowance for Doubtful Accounts	Net
	(in thousands)
Crude Oil Logistics	$514,243	$(15)	$514,228	$404,865	$—	$404,865
Water Solutions	57,526	(3,157)	54,369	59,958	(2,952)	57,006
Liquids	134,050	(177)	133,873	131,006	(20)	130,986
Refined Products and Renewables	295,984	(667)	295,317	228,574	(879)	227,695
Corporate and Other	416	—	416	—	—	—
Total	$1,002,219	$(4,016)	$998,203	$824,403	$(3,851)	$820,552

Schedule of changes in the allowance for doubtful accounts
Changes in the allowance for doubtful accounts are as follows for the periods indicated:

	Year Ended March 31,
	2019	2018	2017
	(in thousands)
Allowance for doubtful accounts, beginning of period	$(3,851)	$(3,604)	$(5,340)
Provision for doubtful accounts	(381)	(584)	739
Write off of uncollectible accounts	216	337	997
Allowance for doubtful accounts, end of period	$(4,016)	$(3,851)	$(3,604)

Amounts in the tables above do not include accounts receivable or allowance for doubtful accounts related to TPSL, as these amounts have been classified as current assets held for sale within our March 31, 2019 and 2018 consolidated balance sheets (see Note 1 and Note 17). In addition, amounts in the tables above do not include accounts receivable or allowance for doubtful accounts related to our former Retail Propane segment, as these amounts have been classified as current assets held for sale within our March 31, 2018 consolidated balance sheet (see Note 1 and Note 17).

Schedule of inventories
Inventories consist of the following at the dates indicated:

	March 31,
	2019	2018
	(in thousands)
Crude oil	$51,359	$77,351
Natural gas liquids:
Propane	33,478	38,910
Butane	15,294	12,613
Other	7,482	6,515
Refined products and renewables:
Diesel	9,186	12,752
Ethanol	14,650	5,542
Biodiesel	4,679	7,966
Total	$136,128	$161,649

Amounts in the table above do not include inventory related to Mid-Con, Gas Blending and TPSL, as these amounts have been classified as current assets held for sale within our March 31, 2019 and 2018 consolidated balance sheets (see Note 1 and Note 17). In addition, amounts in the table above do not include inventory related to our former Retail Propane segment, as these amounts have been classified as current assets held for sale within our March 31, 2018 consolidated balance sheet (see Note 1 and Note 17).

Schedule of investments in unconsolidated entities
Our investments in unconsolidated entities consist of the following at the dates indicated:

		Ownership	Date Acquired	March 31,
Entity	Segment	Interest (1)	or Formed	2019	2018
				(in thousands)
Water services company (2)	Water Solutions	50%	August 2018	$920	$—
Natural gas liquids terminal company (3)	Liquids	50%	March 2019	207	—
Water treatment and disposal facility (4)	Water Solutions	—%	August 2015	—	2,094
E Energy Adams, LLC (5)	Refined Products and Renewables	—%	December 2013	—	15,142
Victory Propane (6)	Corporate and Other	—%	April 2015	—	—
Total				$1,127	$17,236

(1)	Ownership interest percentages are at March 31, 2019.

(2)	This is an investment in an unincorporated joint venture that we acquired as part of an acquisition in August 2018. See Note 4 for a further discussion.

(3)	This is an investment in an unincorporated joint venture that we acquired as part of an acquisition in March 2019. See Note 4 for a further discussion.

(4)
This is an investment in an unincorporated joint venture. On February 28, 2019, we sold this investment as part of the sale of our South Pecos water disposal business. See Note 16 for a further discussion.

(5)
On May 3, 2018, we sold our previously held 20% interest in E Energy Adams, LLC for net proceeds of $18.6 million and recorded a gain on disposal of $3.0 million during the year ended March 31, 2019 within loss (gain) on disposal or impairment of assets, net in our consolidated statement of operations.

(6)	On August 14, 2018, we sold our previously held 50% interest in Victory Propane. See Note 13 for a further discussion.

Combined summarized financial information for all of our unconsolidated entities is as follows for the dates and periods indicated:

Balance sheets:

	March 31,
	2019	2018
	(in thousands)
Current assets	$1,328	$24,431
Noncurrent assets	$519	$99,164
Current liabilities	$178	$16,787
Noncurrent liabilities	$—	$10,620

Statements of operations:

	March 31,
	2019	2018	2017
	(in thousands)
Revenues	$21,036	$182,820	$180,632
Cost of sales	$9,919	$114,890	$114,316
Net income	$5,506	$26,438	$19,462

At March 31, 2019, cumulative equity earnings and cumulative distributions of our unconsolidated entities since they were acquired were $1.9 million and $3.0 million, respectively.

Schedule of other noncurrent assets
Other noncurrent assets consist of the following at the dates indicated:

	March 31,
	2019	2018
	(in thousands)
Loan receivable (1)	$19,474	$29,463
Line fill (2)	33,437	34,897
Minimum shipping fees - pipeline commitments (3)	23,494	88,757
Other	37,452	49,837
Total	$113,857	$202,954

(1)
Represents the noncurrent portion of a loan receivable associated with our financing of the construction of a natural gas liquids facility that is utilized by a third party and the noncurrent portion of a loan receivable with Victory Propane (see Note 13).

(2)
Represents minimum volumes of product we are required to leave on certain third-party owned pipelines under long-term shipment commitments. At March 31, 2019, line fill consisted of 335,069 barrels of crude oil and 262,000 barrels of propane. At March 31, 2018, line fill consisted of 360,425 barrels of crude oil and 262,000 barrels of propane. Line fill held in pipelines we own is included within property, plant and equipment (see Note 5).

(3)
Represents the minimum shipping fees paid in excess of volumes shipped, or deficiency credits, for two contracts with crude oil pipeline operators. This amount can be recovered when volumes shipped exceed the minimum monthly volume commitment (see Note 9). During the three months ended June 30, 2018, we entered into a definitive agreement, as described further in Note 13, in which we agreed to provide the benefit of our deficiency credit under one of these contracts. As a result of providing this benefit to the third party, we wrote off $67.7 million of these deficiency credits and recorded a loss within loss (gain) on disposal or impairment of assets, net. Under the remaining other contract for which we have the future benefit, we currently have 13 months in which to ship the excess volumes.

Amounts in the table above do not include other noncurrent assets related to TPSL, as these amounts have been classified as noncurrent assets held for sale within our March 31, 2019 and 2018 consolidated balance sheets (see Note 1 and Note 17). In addition, amounts in the table above do not include other noncurrent assets related to our former Retail Propane segment, as these amounts have been classified as noncurrent assets held for sale within our March 31, 2018 consolidated balance sheet (see Note 1 and Note 17).

Schedule of accrued expenses and other payables

Accrued expenses and other payables consist of the following at the dates indicated:

	March 31,
	2019	2018
	(in thousands)
Accrued compensation and benefits	$19,312	$17,778
Excise and other tax liabilities	10,481	8,279
Derivative liabilities	4,960	8,321
Accrued interest	24,882	39,947
Product exchange liabilities	5,945	1,116
Gavilon legal matter settlement (Note 9)	12,500	—
Deferred gain on sale of general partner interest in TLP (1)	—	30,113
Other	29,679	31,688
Total	$107,759	$137,242

(1)	See Note 15 for a discussion of the accounting for the deferred gain upon adoption of ASC 606.

Amounts in the table above do not include accrued expenses and other payables related to TPSL and Mid-Con and Gas Blending derivative liabilities, as these amounts have been classified as current liabilities held for sale within our March 31, 2019 and 2018 consolidated balance sheets (see Note 1 and Note 17). In addition, amounts in the table above do not include accrued expenses and other payables related to our former Retail Propane segment, as these amounts have been classified as current liabilities held for sale within our March 31, 2018 consolidated balance sheet (see Note 1 and Note 17).

Schedule of redeemable noncontrolling interest	The following table summarizes changes in our redeemable noncontrolling interest in our consolidated balance sheets (in thousands):

Balance at March 31, 2017	$3,072
Net income attributable to redeemable noncontrolling interest	1,030
Redeemable noncontrolling interest valuation adjustment	5,825
Balance at March 31, 2018	9,927
Net loss attributable to redeemable noncontrolling interest	(446)
Redeemable noncontrolling interest valuation adjustment	3,349
Disposal of redeemable noncontrolling interest	(12,830)
Balance at March 31, 2019	$—